Fair Value Measurements (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Fair Value Measurements
Warrant derivative liability	$ 74,840,000	$ 55,720,000
Recurring
Fair Value Measurements
Cash and Marketable Securities Held in Trust	500,010,358	500,078,624
Warrant derivative liability	74,840,000	55,720,000
Recurring | Level 1
Fair Value Measurements
Cash and Marketable Securities Held in Trust	500,010,358	500,078,624
Warrant derivative liability	45,000,000	37,000,000
Recurring | Level 2
Fair Value Measurements
Warrant derivative liability		18,720,000
Recurring | Level 3
Fair Value Measurements
Warrant derivative liability	29,840,000
Public Warrants
Fair Value Measurements
Warrant derivative liability	45,000,000	37,000,000
Public Warrants | Recurring
Fair Value Measurements
Warrant derivative liability	45,000,000	37,000,000
Public Warrants | Recurring | Level 1
Fair Value Measurements
Warrant derivative liability	45,000,000	37,000,000
Sponsor Warrants
Fair Value Measurements
Warrant derivative liability	29,840,000	18,720,000
Sponsor Warrants | Recurring
Fair Value Measurements
Warrant derivative liability	29,840,000	18,720,000
Sponsor Warrants | Recurring | Level 2
Fair Value Measurements
Warrant derivative liability		$ 18,720,000
Sponsor Warrants | Recurring | Level 3
Fair Value Measurements
Warrant derivative liability	$ 29,840,000